Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS [Abstract]
Schedule of cash and cash equivalents

	December 31, 2019	December 31, 2018
Cash on hand and at banks	$45,405	$73,972
Short-term deposits	200	2,500

Total cash and cash equivalents	$45,605	$76,472